Federated Hermes SDG Engagement High Yield Credit Fund Expense Example - Class A and C Shares [Member] - Federated Hermes SDG Engagement High Yield Credit Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 587
Expense Example, with Redemption, 3 Years	876
Expense Example, with Redemption, 5 Years	1,186
Expense Example, with Redemption, 10 Years	2,065
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	$ 2,303